Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and Contingencies
12.	COMMITMENTS AND CONTINGENCIES

As at December 31, 2017, the Company had the following commitments that have not been disclosed elsewhere in these consolidated financial statements:

	Not later than 1 year $	Later than 1 year and not later than 5 years $	Later than 5 years $	Total $
Rent of office spaces	276	310	-	586